UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2012

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Sharon D. Taylor
Title:		Compliance Manager
Phone:		205-488-4336

Signature, Place, and Date of Signing:
/s/ Sharon D. Taylor	Birmingham, AL	November 6, 2012

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	43
Form 13F Information Table Value Total:	$38,793
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
AT&T INC		COM	00206R102	268   	7109	SH		SOLE	NONE			7109
AMERICAN CAPITAL LTD 	COM	02503Y103	137	12097	SH		SOLE	NONE			12097
APPLE INC		COM	037833100	945	1418	SH		SOLE	NONE			1418
BANCO BILBAO VIZCAYA A	COM	05946K101	100	12857	SH		SOLE	NONE			12857
BANK OF AMERICA		COM	060505104	788	89325	SH		SOLE	NONE			89325
BERKSHIRE HATHAWAY INC	COM	084670702	502	5693	SH		SOLE	NONE			5693
CAPITOL FED FINL INC	COM	14057J101	1196	100000	SH		SOLE	NONE			100000
CHEVRON CORPORATION	COM	166764100	291	2500	SH		SOLE	NONE			2500
CISCO SYSTEMS		COM	17275R102	254	13300	SH		SOLE	NONE			13300
CUMBERLAND PHARMA	COM	230770109	1012	156663	SH		SOLE	NONE			156663
DEUTSCHE BK AG LDN BRH	MUT	25154H749	1766	30000	SH		SOLE	NONE			30000
DUKE ENERGY CORP	COM	26441C204	372	5749	SH		SOLE	NONE			5749
ENTERPRISE PROD PART LP	PAR	293792107	536	10000	SH		SOLE	NONE			10000
EXXON MOBIL CORP	COM	30231G102	348	3809	SH		SOLE	NONE			3809
GENERAL ELECTRIC CO	COM	369604103	193	8542	SH		SOLE	NONE			8542
INTL BUS MACHINES	COM	459200101	207	1000	SH		SOLE	NONE			1000
ISHARES MSCI EAFE	MUT	464287465	2738	51662	SH		SOLE	NONE			51662
ISHARES	RUSSELL 2000	MUT	464287655	308	3687	SH		SOLE	NONE			3687
JOHNSON & JOHNSON	COM	478160104	583	8464	SH		SOLE	NONE			9929
MARKET VECTORS		MUT	57060U589	247	10000	SH		SOLE	NONE			10000
MICROSOFT CORP		COM	594918104	167	5644	SH		SOLE	NONE			5644
PENGROWTH ENERGY TRUST	COM	706902509	67	10000	SH		SOLE	NONE			10000
PEPSICO INC		COM	713448108	257	3645	SH		SOLE	NONE			3645
PFIZER INC		COM	717081103	330 	13286 	SH		SOLE	NONE			13286
PIMCO			MUT	72201R833	2140	21086	SH		SOLE	NONE			21086
PROSHARES TRUST		MUT	74347R883	204	15000	SH		SOLE	NONE			15000
REGIONS FINL CORP NEW	COM	7591EP100	165 	22896 	SH		SOLE	NONE			22896
SPDR			MUT	78462F103	2747	19081	SH		SOLE	NONE			19081
SPDR GOLD TRUST ETF	MUT	78463V107	882	5131	SH		SOLE	NONE			5131
SPDR			MUT	78464A763	364	6262	SH		SOLE	NONE			6262
SYNOVUS FINANCIAL CORP	COM	87161C105	68	28491	SH		SOLE	NONE			28491
TIME WARNER INC NEW	COM	887317303	725	15997	SH		SOLE	NONE			15997
TIME WARNER CABLE	COM	88732J207	1029	10820	SH		SOLE	NONE			10820
TORCHMARK CORP		COM	891027104	507	9879 	SH		SOLE	NONE			9879
TOTAL SYSTEM SERVICES	COM	891906109	220	9294	SH		SOLE	NONE			9294
VANGUARD DIVD APPRE IND	MUT	921908844	7688	128821	SH		SOLE	NONE			128821
VANGUARD BND		MUT	921937835	3733	43838	SH		SOLE	NONE			43838
VANGUARD INTL EQ INDEX	MUT	922042858	2322	55674	SH		SOLE	NONE			55674
WALMART STORES INC	COM	931142103	214	2903	SH		SOLE	NONE			2903
WELLS FARGO		COM	949746101	274	7943	SH		SOLE	NONE			7943
WILLIAMS CO		COM	969457100	350	10000	SH		SOLE	NONE			10000
WPX ENERGY INC		COM	98212B103	166	10000	SH		SOLE	NONE			10000
GREENLIGHT CAPITAL RE 	FOR	G4095J109	1383	55868	SH		SOLE	NONE			55868


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